PENSION AND OTHER POST RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
PENSION AND OTHER POST RETIREMENT BENEFITS
17.	PENSION AND OTHER POST RETIREMENT BENEFITS

 Jinpan USA set up a Simple IRA plan for its employees. The amount employees contribute are tax deferred.  Jinpan USA has not made any contributions since 2006.

Hainan Jinpan, Jinpan China and Shanghai Jinpan have a defined contribution retirement plan for their employees.  As required by PRC laws and organized by local government, Hainan Jinpan and Jinpan China make certain statutory contributions to the plan.  All permanent employees are entitled to an annual pension that is equal to a fixed proportion of their final annual salary at their retirement date. Hainan Jinpan and Jinpan China and its employees are required to make contributions to the retirement plan at rates of 20% and 8% of each employee’s annual salary, respectively, while Shanghai Jinpan and its employees are required to make contributions to the retirement plan at rates of 21% and 8% of each employee’s annual salary. Payment is made, on a monthly basis, to a PRC insurance company organized by the PRC government, which is responsible for the payments of pension benefits to retired employees.  Hainan Jinpan and Jinpan China have no obligations for the pension benefits beyond the annual contributions as described above.  The pension costs recognized by Hainan Jinpan, Jinpan China and Shanghai Jinpan during the years ended December 31, 2013, 2012 and 2011 amounted to RMB  10.1 million (US$ 1.6 million), RMB 18.3 million (US$2.9 million) and RMB 12.6 million(US$ 2 million), respectively.